Business Combination (Details) - Schedule of Allocation of the Purchase Price as of the Date of Acquisition ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)
Business Combination (Details) - Schedule of Allocation of the Purchase Price as of the Date of Acquisition [Line Items]
Net assets acquired	¥ 16,408	[1]
Goodwill	31,188
Deferred tax liabilities	(1,953)
Noncontrolling interests	(23,453)	[2]
Total	30,000
Non-competed agreements [Member]
Business Combination (Details) - Schedule of Allocation of the Purchase Price as of the Date of Acquisition [Line Items]
Identifiable and amortizable intangible assets	6,740
Trademarks [Member]
Business Combination (Details) - Schedule of Allocation of the Purchase Price as of the Date of Acquisition [Line Items]
Identifiable and amortizable intangible assets	¥ 1,070

[1]	Net assets acquired primarily included cash consideration from RMB20,000 from subscription of new shares.
[2]	Fair value of the noncontrolling interests was estimated based on the equity value of Yuancui derived by the purchase consideration, adjusted for a discount for control premium.